RESEARCH AND DEVELOPMENT PAYMENTS (Details) (USD $)	Dec. 31, 2012
AGPL could receive a fee of up to 275,000 Singapore dollars, plus related expenses estimated	$ 274,000
Percentage of commission not less than	2.00%
First year lease payment	30,000
Six month lease payment	15,000
Aggregate security deposit	45,000
Future Minimum payments for the fiscal year 2013	15,000
Future Minimum payments for the fiscal year 2014	30,000
Future Minimum payments for the fiscal year 2015	30,000
Future Minimum payments for the fiscal year 2016	30,000
Future Minimum payments total	$ 105,000